[Logo of Regions Morgan Keegan Select Funds]

Combined Annual Report

Dated November 30, 2001

[Logo of Regions Morgan Keegan Select Funds]

President's Message

Dear Shareholders:

I am pleased to present the Annual Report for the Regions Morgan Keegan Select Funds, formerly known as the Regions Funds. The name change, which was effective December 1, 2001, reflects Regions Financial Corp.'s acquisition earlier this year of Morgan Keegan Inc., the South's premiere investment firm. This combination creates the leading diversified financial services company in the South and broadens the financial solutions Regions can offer to its customers.

Please note that the name change does not affect your investment in any way. The Regions Morgan Keegan Select Funds are the same funds you've known as the Regions Funds--with the same level of professional management, convenience, personal service, and competitive performance history. You can continue to follow each fund's performance under the abbreviated name "RMK Select Funds" in the mutual fund section of newspaper and magazine listings.

This report covers activity in the funds over the 12-month reporting period from December 1, 2000 through November 30, 2001. It begins with an investment review by each fund's portfolio manager (except the Treasury Money Market Fund), which describes economic and market conditions and their impact on fund strategy. Following the investment review are a complete listing of fund holdings and the financial statements.

Fund-by-fund highlights over the reporting period are as follows:

REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND

This fund continues to give shareholders a convenient, highly conservative way to pursue daily income on their ready cash, with easy access to their money.1 The fund's portfolio of U.S. Treasury money market securities paid income dividends of $0.04 per share for Class A Shares and Class B Shares during the 12-month reporting period. The 7-day net yields for Class A Shares and Class B Shares for the reporting period ended November 30, 2001, were 1.95% and 1.70%, respectively.2 This level of income resulted in a 12-month total return of 3.99% and 3.73%, for Class A Shares and Class B Shares, respectively.2 The fund's net assets totaled $804.1 million at the end of the reporting period.

REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY GOVERNMENT FUND

This diversified portfolio of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment grade corporate bonds gives shareholders the opportunity to pursue income with limited principal volatility. Over the 12-month reporting period, Class A Shares produced a total return of 8.74%, resulting from income dividends totaling $0.50 per share and a $0.35 increase in net asset value.3 Class B Shares produced a total return of 8.47%, or 5.47% adjusted for the fund's contingent deferred sales charge, resulting from income dividends totaling $0.48 per share and a $0.35 increase in net asset value.3 The fund's net assets totaled $140.4 million at the end of the reporting period.

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within three years of their purchase.

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

For Class A Shares, the fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced income dividends totaling $0.55 per share over the 12-month reporting period, while the net asset value increased by $0.55. As a result, Class A Shares produced a total return of 10.91% resulting from income totaling $0.55 per share and a $0.55 increase in net asset value over the 12-month reporting period.4 Class B Shares, over the 12-month reporting period, produced a total return of 10.64%, or 7.64% adjusted for the contingent deferred sales charge, through income dividends totaling $0.52 per share and a $0.55 increase in net asset value.4 The fund's net assets totaled $275.6 million at the end of the reporting period.

REGIONS MORGAN KEEGAN SELECT BALANCED FUND

The fund's combination of high-quality stocks and investment-grade corporate bonds and U.S. government bonds produced a total return for Class A Shares of (2.42)% for the reporting period, through income dividends totaling $0.38 per share, a capital gain distribution totaling $0.11 per share, and a net asset value decrease of $0.86.4 Class B Shares, over the reporting period, produced a total return of (2.68)%, or (5.51)% adjusted for the contingent deferred sales charge, through income dividends totaling $0.35 per share, a capital gain distribution totaling $0.11 per share and a net asset value decrease of $0.86.4 The fund's net assets totaled $151.1 million at the end of the reporting period.

REGIONS MORGAN KEEGAN SELECT VALUE FUND

The fund's Class A Shares produced a total return of (6.96)% for the reporting period, the result of income dividends totaling $0.22 per share and a net asset value decrease of $1.28.4 Class B Shares, over the reporting period, produced a total return of (7.15)%, or (9.90)% adjusted for the contingent deferred sales charge, the result of income dividends totaling $0.18 per share and a net asset value decrease of $1.27.4 The fund's net assets totaled $245.8 million at the end of the reporting period.

REGIONS MORGAN KEEGAN SELECT GROWTH FUND

The fund's diversified portfolio of high-quality growth stocks produced a total return for Class A Shares of (21.59)% for the reporting period, the result of a capital gain distribution totaling $0.88 per share and a $5.11 decline in net asset value.4 Class B Shares, over the reporting period, produced a total return of (21.79)%, or (24.03)% adjusted for the contingent deferred sales charge, through a capital gain distribution totaling $0.88 per share and a $5.13 decline in net asset value.4 The fund's net assets totaled $445.6 million at the end of the reporting period.

REGIONS MORGAN KEEGAN SELECT AGGRESSIVE GROWTH FUND

Regions Aggressive Growth Fund gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of small and mid-size American companies.5 The fund's Class A Shares produced a total return of 3.91% through $0.10 per share in income dividends, a $3.35 decrease in net asset value and a $3.92 capital gain distribution.4 Over the 12-month reporting period, Class B Shares produced a total return of 3.76%, or 1.35% adjusted for the contingent deferred sales charge through $0.10 per share in income dividends, a $3.37 decrease in net asset value and a $3.92 capital gain distribution.4 The fund's net assets totaled $192.6 million at the end of the reporting period.

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within three years of their purchase.

5 Small cap stocks have historically experienced greater volatility than average.

Remember, adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to "pay yourself first" and enjoy the benefit of compounding.6

Thank you for joining with other shareholders who are pursuing a wide range of financial goals through the Regions Morgan Keegan Select Funds. As we begin 2002, we renew our commitment to bring you the highest level of disciplined decision-making and personal service.

Sincerely

/s/ Peter J. Germain

Peter J. Germain
President
January 15, 2002

6 Systematic investing does not ensure a profit or protect against loss in declining markets.

Limited Maturity Government Fund

Management's Discussion of Fund Performance

For the fiscal year ended November 30, 2001, the fund's Class B Shares produced a total return of 8.47% based on net asset value.1 The Fund's return is measured against the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC), which returned 8.71% for the reporting period.2 We compare our performance to this index because the fund will normally invest at least 65% of the value of its total assets in U.S. government securities, with the balance invested in corporate bonds, mortgage backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund's dollar-weighted average portfolio will normally fluctuate between 1.5-3.0 years.

During the reporting period, the fund performed in a positive manner in the face of an economic downturn coupled with a relaxation of monetary policy by the Federal Reserve Board (the "Fed"). The federal funds rate was lowered by 475 basis points during 2001. While rates declined across sectors, credit quality concerns increased. However, rate reductions by the Fed allowed treasury, agency, and corporate securities to produce positive total returns.

Our strategy for 2001 was to maintain the current yield in the face of declining rates. Our attempt at maintaining current yield around 5.00% at year-end hurt our overall total return comparison to the ML1-3GC. Our forecast for the economy for 2002 is for a revival of the economy by mid-year with a corresponding increase in fixed income yields.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class B Shares was 5.47%.

2 ML1-3GC is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

Limited Maturity Government Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2001, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	8.74%
Start of Performance (5/20/1998)	6.10%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC has been adjusted to reflect the reinvestment of dividends on securities in the index.

2 The ML1-3GC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Limited Maturity Government Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Limited Maturity Government Fund--Class B Shares (the "Fund") from December 12, 1993 (start of performance) to November 30, 2001, compared to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	5.47%
5 Years	5.60%
Start of Performance (12/12/1993)	5.33%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3GC has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

2 The ML1-3GC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

Fixed Income Fund

Management's Discussion of Fund Performance

For the fiscal year ended November 30, 2001, the fund's Class B Shares produced a total return of 10.64% based on net asset value.1 The fund's return is measured against the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC), which returned 11.53% for the reporting period.2 We compare our performance to this index because the fund will usually hold 50% of the portfolio in similar treasury and agency securities with the balance invested in corporate bonds, mortgage backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund's dollar-weighted average portfolio will normally fluctuate between 4-5 years.

During the reporting period, the fund performed in a positive manner in the face of an economic downturn coupled with a relaxation of monetary policy by the Federal Reserve Board (the "Fed"). The federal funds rate was lowered by 475 basis points during 2001. While rates declined across sectors, credit quality concerns increased. However, rate reductions by the Fed allowed treasury, agency, and corporate securities to produce positive total returns.

Our strategy for 2001 was to maintain the current yield in the face of declining rates. Our attempt at maintaining current yield around 5.00% at year-end hurt our overall total return comparison to the ML1-10GC. Our forecast for the economy for 2002 is for a revival of the economy by mid-year with a corresponding increase in fixed income yields.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class B Shares was 7.64%.

2 ML1-10GC is an unmanaged market capitalization weighted index including U.S. Government and fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Investments cannot be made in an index.

Fixed Income Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2001, compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	10.91%
Start of Performance (5/20/1998)	6.68%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC has been adjusted to reflect the reinvestment of dividends on securities in the index.

2 The ML1-10GC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Fixed Income Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Fixed Income Fund--Class B Shares (the "Fund") from April 20, 1992 (start of performance) to November 30, 2001, compared to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	7.64%
5 Years	6.29%
Start of Performance (4/20/1992)	6.65%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-10GC has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

2 The ML1-10GC is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

Balanced Fund

Management's Discussion of Fund Performance

For the fiscal year ended November 30, 2001, the fund's Class B Shares produced a total return of (2.68)% based on net asset value.1 This compares to a (0.35)% reporting period return for the Standard & Poor's 500/Lehman Brothers Government/Credit Index (S&P/LBGCI) and a (0.35)% reporting period return for the S&P 500/Merrill Lynch Government/Corporate Index (S&P/ML1-10GC).2 We compare our performance to these indices because the equity allocation is invested in large cap core stocks and the fixed income allocation is invested in intermediate-term treasuries, agencies, and high-grade corporates.

During the year, bonds outperformed stocks with the S&P 500 returning (12.12)%3 and the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC) returning 11.53%.4 The fixed income allocation performed well due to the continued cuts in the fed funds rate. While the equity allocation bounced back in the fourth quarter, it had to overcome the slowing economy and the September 11 tragedy.

Our strategy for 2001 was to maintain the current yield in the fixed income allocation and to limit the equity declines with high quality, large cap companies. Our total return was hurt at year-end by increasing rates and declining market values. Our equities held their value well, but our cash reserves hurt the total return. Our forecast for the economy for 2002 is for a revival of the economy by mid-year with a corresponding increase in interest rates. Equities will follow any earnings growth.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class B Shares was (5.51)%.

2 S&P 500/LBGCI is an unmanaged index that represents the total return of a balanced portfolio of stocks and bonds. Investments cannot be made in an index.

S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and the ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P500 and 50% ML1-10GC throughout the period. The index is unmanaged and investments cannot be made in an index.

The Fund has elected to change the benchmark index from the S&P 500/LBGCI to the S&P 500/ML1-10GC. The S&P 500/ML1-10GC is more representative of the securities typically held by the Fund.

3 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4 The ML1-10GC is an unmanaged market capitalization weighted index including U.S. government and fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Investments cannot be made in an index.

Balanced Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Balanced Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500/Lehman Brothers Government/Credit Index (S&P 500/LBGCI), the Standard & Poor's 500/Merrill Lynch 1-10 Government/Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500), and the Lehman Brothers Government/Credit Index (LBGCI).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(2.42)%
Start of Performance (5/20/1998)	3.62%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/LBGCI, S&P 500/ML1-10GC, S&P 500 and LBGCI have been adjusted to reflect the reinvestment of dividends on securities in the index.

2 The S&P 500/LBGCI is a weighted index that combines components of the S&P 500 and the LBGCI. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% LBGCI throughout the period. The S&P 500/ML1-10GC is a weighted index that combines components of the S&P 500 and the ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2001, as indicated in the Fund's financial statements, was 46.1% in equities, 39.4% in debt instruments and the remainder in short-term liquid investments. The S&P 500/LBGCI, S&P 500/ML1-10GC, S&P 500 and LBGCI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Investments cannot be made in an index.

3 The Fund has elected to change the benchmark index from the S&P500/LBGCI to the S&P500/ML1-10GC. The S&P 500/ML1-10GC is more representative of the securities typically held by the Fund.

Balanced Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Balanced Fund--Class B Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500 Index/Lehman Brothers Government/Credit Index (S&P 500/LBGCI), the Standard & Poor's 500/Merrill Lynch 1-10 Government Corporate Index (S&P 500/ML1-10GC), the Standard & Poor's 500 Index (S&P 500), and the Lehman Brothers Government/Credit Index (LBGCI).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(5.51)%
5 Years	7.54%
Start of Performance (12/19/1994)	10.21%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/LBGCI, S&P 500/ML1-10GC, S&P 500 and LBGCI have been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

2 The S&P 500/LBGCI is a weighted index that combines components of the S&P 500 and the LBGCI. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% LBGCI throughout the period. The S&P 500/ML1-10GC is a weighted index that combines the components of the S&P 500 and the ML1-10GC. Figures shown for the index assume a constant weighting of 50% S&P 500 and 50% ML1-10GC throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 2001, as indicated in the Fund's financial statements, was 46.1% in equities, 39.4% in debt instruments and the remainder in short-term liquid investments. The S&P 500/LBGCI, S&P 500/ML1-10GC, S&P 500 and LBGCI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Investments cannot be made in an index.

3 Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

4 The Fund has elected to change the benchmark index from the S&P 500/LBGCI to the S&P 500/ML1-10GC. The S&P 500/ML1-10GC is more representative of the securities typically held by the Fund.

Value Fund

Management's Discussion of Fund Performance

The fund's Class B Shares had a total return of (7.15)% for the fiscal year ended November 30, 2001.1 This compares to the Standard & Poor's 500/Barra Value Index (S&P/BV)2 total return of (8.54)%.

The 2001 fiscal year was difficult at best. A lingering recession, the terrorist attacks of September 11 and the ongoing military and political response provided an enormous amount of uncertainty to a market that was just beginning to find its way following the burst of the technology bubble. When the markets finally opened after the attacks, the response was severe yet predictable. Because of this emotional response from investors, the fund was able to purchase the common stocks of a number of high quality companies at very attractive prices. In the days that followed, the fund took on a less defensive posture, paring down our holdings of utilities and energy companies and establishing positions in the consumer discretionary, information technology and industrial sectors, areas which we believe will respond well to the monetary stimulus enacted by the Federal Reserve Board.

As always, we continue to look for attractively priced stocks that we believe have strong future prospects and we thank you for your interest in and support of the Regions Morgan Keegan Select Value Fund.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class B Shares was (9.90)%.

2 S&P 500/BV is a market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The index is unmanaged, and investments cannot be made in an index.

Value Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Value Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/BV).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(6.96)%
Start of Performance (5/20/1998)	(0.32)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index.

2 The S&P 500/BV is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Value Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Value Fund--Class B Shares (the "Fund") from December 19, 1994 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500/Barra Value Index (S&P 500/BV).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(9.90)%
5 Years	6.12%
Start of Performance (12/19/1994)	10.75%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500/BV has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

2 The S&P 500/BV is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

Growth Fund

Management's Discussion of Fund Performance

For the fiscal year ended November 30, 2001, the fund's Class B Shares returned (21.79)%,1 while the Standard & Poor's 500/Barra Growth Index (S&P/BG) returned (16.63)%.2 The peer group, as represented by the Lipper Large Cap Growth Index, also struggled with a total return of (24.69)%.3 The S&P 500 and the NASDAQ returned (12.22)% and (25.47)%,4 respectfully, for that same period. 2001 was a difficult year for the funds. The overweight position in technology early in the year was a major reason for the underperformance of the fund.5 The technology weight was reduced throughout the year and some of the very large positions in the fund were reduced to help lower some of the issue specific risk within the fund.

As we look to 2002, we see good opportunity for fund appreciation. However, the stocks that lead the strong bull market run of the late 90's will most likely not be the leaders as the economy, and stock prices, recover. Gone are most of the internet names, and some other high-flyers with ill-conceived products, business plans or inadequate funding. Investors will be more cautious investing in technology which could regain some luster should the economy bottom and recover as expected. Larger consumer stocks will probably have difficulty appreciating due to high stock valuation relative to lower earnings growth. We will be seeking greater gains in some slightly smaller capitalized stocks below the top 20 or so names in the Barra Growth Index. We feel this will be our best opportunity to achieve above-average gains.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class B Shares was (24.03)%.

2 S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

3 Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges. The index is unmanaged and investments cannot be made in an index.

4 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

Nasdaq Composite Index: An unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. Investments cannot be made in an index.

5 Funds whose investments are concentrated in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are diversified.

Growth Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Growth Fund--Class A Shares (the "Fund") from May 20, 1998 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(21.59)%
Start of Performance (5/20/1998)	(0.21)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

2 The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

Growth Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Growth Fund--Class B Shares (the "Fund") from April 20, 1992 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500 Index (S&P 500).2

AVERAGE ANNUAL TOTAL RETURN[3] FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	(24.03)%
5 Years	7.41%
Start of Performance (4/20/1992)	10.07%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.00% at the Fund's inception ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index. Effective June 1, 1997, the Fund eliminated the sales charge and replaced it with a maximum contingent deferred sales charge of 3.00%.

2 The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

Aggressive Growth Fund

Management's Discussion of Fund Performance

The fund followed up the fantastic 2000 return with another impressive year. The fund's Class B Shares returned 3.76%1 for the fiscal year ended November 30, 2001, which well out-performed the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC400/BG) return of (6.97)%.2

The performance was due to the underweight position in the technology sector, which remained weak through 2001. The New Year will present much of the same issues that this past year did. A slowing economy, the high debt levels of the consumer, and slow business spending have taken their toll on corporate earnings. The aggressive action by the Federal Reserve in lowering interest rates should help stimulate the economy by mid 2002. The lack of sector leadership still plagues the market, as a large number of investors are still looking to the technology stocks to turn the market around.

1 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period, based on offering price (i.e., less any applicable sales charge), for Class B Shares was 1.35%.

2 S&P MC400/BG is an unmanaged index that is constructed by dividing the stocks in S&P 400 Index according to a single attribute: price-to-book ratio. The index has firms with higher price-to-book ratios. Each company in the S&P 400 is assigned to either the Growth or Midcap Index so that the indexes are capitalization-weighted, meaning that the stock is weighted in the appropriate index in proportion to its market value. Investments cannot be made in an index.

Aggressive Growth Fund--Class A Shares

Growth of a $25,000 Investment

The graph below illustrates the hypothetical investment of $25,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class A Shares (the "Fund") from July 10, 2000 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500 Index (S&P 500) and Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG) and the Lipper Mid-Cap Growth Funds Index (LMGF).2

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	3.91%
Start of Performance (7/10/2000)	0.22%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LMGF have been adjusted to reflect the reinvestment of dividends on securities in the indexes.

2 The S&P 500, S&P MC 400/BG and LMGF are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. These indexes are unmanaged.

Aggressive Growth Fund--Class B Shares

Growth of a $10,000 Investment

The graph below illustrates the hypothetical investment of $10,0001 in the Regions Morgan Keegan Select Aggressive Growth Fund--Class B Shares (the "Fund") from June 30, 19932 (start of performance) to November 30, 2001, compared to the Standard & Poor's 500 Index (S&P 500), the Standard & Poor's Midcap 400/Barra Growth Index (S&P MC 400/BG) and the Lipper Mid-Cap Growth Funds Index (LMGF).3

AVERAGE ANNUAL TOTAL RETURN[4] FOR THE PERIOD ENDED NOVEMBER 30, 2001
1 Year	1.35%
5 Years	23.91%
Start of Performance (6/30/1993)	18.33%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than one year from the purchase date. The maximum contingent deferred sales charge is 3.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, S&P MC 400/BG and LMGF have been adjusted to reflect the reinvestment of dividends on securities in the indexes.

2 The Fund is the successor to a Collective Trust Fund. The quoted performance data includes performance of the Collective Trust Fund for the period from 6/30/93 to 3/15/99 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The Collective Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Trust Fund had been registered under the 1940 Act, the performance may have been adversely affected.

3 The S&P 500, S&P MC 400/BG and LMGF are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. These indexes are unmanaged.

4 Total return quoted reflects the maximum 3.00% contingent deferred sales charge imposed on any redemption less than one year from the purchase date.

5 The S&P MC 400/BG began quoting performance as of March 31, 1997. For this illustration, investment in the index has been assigned a beginning value $14,261, the value of the hypothetical investment of $10,000 on March 31, 1997.

Treasury Money Market Fund

Portfolio of Investments

NOVEMBER 30, 2001

Principal Amount or Shares			Value
U.S. Treasury obligations--92.4%
		U.S. Treasury Bills--92.4%
$745,000,000	(1)	1.706%-3.355%, 12/6/2001-3/7/2002 (at amortized cost)	$743,201,273

Mutual Fund shares--7.7%
34,163,037		Federated U.S. Treasury Cash Reserves Fund	34,163,037
2,127,044		Goldman Sachs Fund Square Trust	2,127,044
25,754,419		Provident Institutional Federal Security Portfolio	25,754,419

		Total Mutual Fund shares (at net asset value)	62,044,500

		Total Investments (at amortized cost)(2)	$805,245,773

(1) Yield at date of purchase.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($804,104,069) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

Limited Maturity Government Fund

Portfolio of Investments

NOVEMBER 30, 2001

Principal Amount		Value
Corporate Bonds--17.8%
	Finance-Automotive--1.5%
$2,000,000	Ford Motor Credit Co., 6.550%, 9/10/2002	$2,044,980

	Finance-Commercial--5.1%
2,000,000	General Electric Capital Corp., 5.375%, 1/15/2003	2,064,860
2,000,000	General Electric Capital Corp., 6.520%, 10/8/2002	2,072,540
3,000,000	IBM Credit Corp., 6.390%, 7/30/2002	3,075,210

	Total	7,212,610

	Financial-Diversified--1.5%
2,000,000	Citigroup, Inc., 5.700%, 2/6/2004	2,082,060

	Health Care-Diversified--1.5%
2,000,000	Abbott Laboratories, 5.600%, 10/1/2003	2,089,560

	Household Products--3.7%
3,000,000	Colgate-Palmolive Co., 6.580%, 11/5/2002	3,112,890
2,000,000	Procter & Gamble Co., 6.600%, 12/15/2004	2,107,940

	Total	5,220,830

	Investment Bankers/Brokers/Services--3.0%
2,000,000	Morgan Stanley, Dean Witter & Co., 5.625%, 1/20/2004	2,080,760
2,000,000	J.P. Morgan & Co., Inc., 5.750%, 2/25/2004	2,082,580

	Total	4,163,340

	Oil-International--1.5%
2,000,000	ChevronTexaco Corp., 6.625%, 10/1/2004	2,147,600

	Total Corporate Bonds (identified cost $24,144,600)	24,960,980

Corporate Notes--1.5%
	Finance-Automotive--1.5%
2,000,000	Ford Motor Credit Co., 6.000%, 1/14/2003 (identified cost $2,002,820)	2,043,800

U.S. Government Agencies--51.8%
	Federal Farm Credit Bank--2.2%
$3,000,000	6.750%, 1/13/2003	$3,126,240

	Federal Home Loan Bank--24.2%
3,000,000	4.125%, 8/15/2003	3,059,160
3,000,000	4.625%, 8/13/2004	3,074,100
4,000,000	4.875%, 5/14/2004	4,124,920
4,000,000	5.125%, 9/15/2003	4,150,840
2,000,000	5.375%, 1/5/2004	2,081,440
4,000,000	6.250%, 11/15/2002	4,154,800
4,000,000	6.750%, 2/15/2002	4,038,240
2,000,000	6.750%, 5/1/2002	2,038,720
3,000,000	6.750%, 8/15/2002	3,096,720
4,000,000	7.000%, 2/14/2003	4,218,680

	Total	34,037,620

	Federal Home Loan Mortgage Corporation--2.5%
3,300,000	7.000%, 2/15/2003	3,466,716

	Federal National Mortgage Association--22.9%
4,000,000	4.000%, 8/15/2003	4,074,680
4,000,000	4.625%, 5/15/2003	4,113,200
4,000,000	4.750%, 11/14/2003	4,126,960
3,000,000	4.750%, 3/15/2004	3,092,760
4,000,000	5.125%, 2/13/2004	4,154,880
4,000,000	6.375%, 10/15/2002	4,145,680
4,000,000	6.500%, 8/15/2004	4,296,440
4,000,000	6.750%, 8/15/2002	4,128,400

	Total	32,133,000

	Total U.S. Government Agencies (identified cost $70,424,301)	72,763,576

U.S. Treasury Obligations--22.2%
	U.S. Treasury Notes--22.2%
4,000,000	2.750%, 10/31/2003	4,002,080
4,000,000	5.250%, 5/15/2004	4,204,400
3,000,000	5.375%, 6/30/2003	3,135,180
3,000,000	5.500%, 5/31/2003	3,137,040
2,000,000	5.750%, 10/31/2002	2,069,960
6,000,000	6.000%, 9/30/2002	6,206,760
4,000,000	6.000%, 8/15/2004	4,285,880
4,000,000	6.250%, 8/31/2002	4,132,320

	Total U.S. Treasury Obligations (identified cost $30,167,187)	31,173,620

(1)Repurchase Agreement--5.9%
8,348,776	Fuji Government Securities, Inc., 2.130%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	8,348,776

	Total Investments (identified cost $135,087,684)(2)	$139,290,752

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $135,087,684. The net unrealized appreciation of investments on a federal tax basis amounts to $4,203,068 which is comprised of $4,259,633 appreciation and $56,565 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($140,437,533) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

Fixed Income Fund

Portfolio of Investments

NOVEMBER 30, 2001

Principal Amount		Value
Corporate Bonds--23.9%
	Consumer Non-Durables--6.0%
	Packaged Foods
$2,000,000	Campbell Soup Co., Bond, 6.15%, 12/1/2002	$2,070,720
3,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	3,227,670
5,000,000	Sara Lee Corp., Note, 5.95%, 1/20/2005	5,144,850

	Total	10,443,240

	Personal Care
3,000,000	Avon Products, Inc., Note, 6.55%, 8/1/2007	3,172,440

	Publishing-Newspapers
3,000,000	Washington Post Co., Note, 5.50%, 2/15/2009	2,932,560

	Total Consumer Non-Durables	16,548,240

	Consumer Services--1.5%
	Restaurants
4,000,000	McDonald's Corp., Note, 5.95%, 1/15/2008	4,124,680

	Energy--1.9%
	Oil-Domestic
2,000,000	Atlantic Richfield Co., Note, 5.90%, 4/15/2009	2,049,260

	Oil-International
3,000,000	ChevronTexaco Corp., Note, 6.625%, 10/1/2004	3,221,400

	Total Energy	5,270,660

	Finance--11.2%
	Finance-Automotive
5,000,000	Ford Motor Credit Co., Sr. Note, 6.00%, 1/14/2003	5,109,500
5,000,000	General Motors Acceptance Corp., Sr. Unsub., 5.875%, 1/22/2003	5,117,200

	Total	10,226,700

	Finance Companies
2,000,000	American General Finance Corp., Note, 6.05%, 4/9/2003	2,076,040
2,000,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	2,050,700

	Total	4,126,740

Principal Amount		Value
Corporate Bonds--continued
	Investment Bankers/ Brokers/Services
$5,000,000	J.P. Morgan Chase & Co., Sub. Note, 6.50%, 1/15/2009	$5,085,850
5,000,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	5,182,950
2,000,000	Morgan Stanley, Dean Witter & Co., Sr. Unsub. Note, 5.625%, 1/20/2004	2,080,760

	Total	12,349,560

	Major Banks
4,000,000	Wells Fargo & Co., Note, 5.90%, 5/21/2006	4,161,120

	Total Finance	30,864,120

	Utilities--3.3%
	Electrical Equipment
5,000,000	Emerson Electric Co., Note, 5.85%, 3/15/2009	4,982,950

	Major U.S. Telecommunications
2,000,000	BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	2,035,920
2,000,000	New York Telephone Co., Note, 5.875%, 9/1/2003	2,074,140

	Total	4,110,060

	Total Utilities	9,093,010

	Total Corporate Bonds (identified cost $63,143,005)	65,900,710

U.S. Government Agencies--58.8%
	Federal Farm Credit Bank--5.0%
3,000,000	5.10%, 11/9/2005	3,083,310
3,000,000	5.25%, 12/28/2005	3,102,540
5,000,000	5.79%, 3/15/2006	5,262,350
2,000,000	6.50%, 9/29/2006	2,177,780

	Total	13,625,980

	Federal Home Loan Bank--23.6%
5,000,000	4.125%, 8/15/2003	5,098,600
5,000,000	4.625%, 8/13/2004	5,123,500
5,000,000	5.00%, 2/28/2003	5,156,050
4,000,000	5.125%, 3/6/2006	4,113,640
5,000,000	5.25%, 2/13/2004	5,203,450
Principal Amount		Value
U.S. Government Agencies--continued
	Federal Home Loan Bank--continued
$5,000,000	5.375%, 2/15/2006	$5,180,000
2,000,000	5.615%, 3/1/2006	2,086,740
4,000,000	5.80%, 3/30/2009	4,109,040
2,000,000	5.85%, 2/27/2008	2,080,580
3,000,000	5.875%, 11/15/2007	3,164,100
5,000,000	6.00%, 8/15/2002	5,136,050
2,000,000	6.375%, 8/15/2006	2,165,000
8,000,000	6.50%, 11/15/2006	8,706,160
7,000,000	7.125%, 2/15/2005	7,667,030

	Total	64,989,940

	Federal Home Loan Mortgage Corporation--12.6%
6,000,000	5.25%, 1/15/2006	6,208,260
5,000,000	5.75%, 4/15/2008	5,211,350
7,000,000	5.75%, 3/15/2009	7,235,060
10,000,000	6.625%, 9/15/2009	10,858,500
5,000,000	7.00%, 2/15/2003	5,252,600

	Total	34,765,770

	Federal National Mortgage Association--17.6%
5,000,000	3.50%, 9/15/2004	4,977,300
5,000,000	4.00%, 8/15/2003	5,093,350
5,000,000	4.625%, 5/15/2003	5,141,500
5,000,000	4.75%, 3/15/2004	5,154,600
5,000,000	5.75%, 4/15/2003	5,212,600
Principal Amount		Value
U.S. Government Agencies--continued
	Federal National Mortgage Association--continued
$3,000,000	5.75%, 6/15/2005	$3,164,970
4,000,000	6.00%, 5/15/2008	4,220,040
5,000,000	6.625%, 9/15/2009	5,420,950
5,000,000	6.75%, 8/15/2002	5,160,500
5,000,000	7.09%, 3/13/2007	5,061,000

	Total	48,606,810

	Total U.S. Government Agencies (identified cost $154,719,737)	161,988,500

U.S. Treasury Obligations--11.1%
	U.S. Treasury Notes--11.1%
5,000,000	2.75%, 10/31/2003	5,002,600
3,000,000	3.875%, 7/31/2003	3,065,010
3,000,000	4.75%, 2/15/2004	3,117,630
3,000,000	5.625%, 2/15/2006	3,199,230
3,000,000	5.875%, 11/15/2005	3,224,220
5,000,000	6.00%, 8/15/2004	5,357,350
4,000,000	6.50%, 5/15/2005	4,370,520
3,000,000	6.50%, 10/15/2006	3,313,950

	Total U.S. Treasury Obligations (identified cost $29,489,910)	30,650,510

(1)Repurchase Agreement--5.3%
14,607,728	Fuji Government Securities, Inc., 2.13%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	14,607,728

	Total Investments (identified cost $261,960,380)(2)	$273,147,448

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $261,960,380. The net unrealized appreciation of investments on a federal tax basis amounts to $11,187,068 which is comprised of $11,268,088 appreciation and $81,020 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($275,599,695) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

Balanced Fund

Portfolio of Investments

NOVEMBER 30, 2001

Shares			Value
Common Stocks--46.1%
		Capital Goods--0.5%
		Aerospace/Defense
10,000		General Dynamics Corp.	$831,500

		Consumer Cyclicals--0.5%
		Retail-Apparel
20,000	(1)	Abercrombie & Fitch Co., Class A	480,000
10,000	(1)	American Eagle Outfitters, Inc.	244,400

		Total Consumer Cyclicals	724,400

		Consumer Durables--2.3%
		Beverages-Alcoholic
24,100		Anheuser-Busch Cos., Inc.	1,038,710

		Soft Drink
20,000		Coca-Cola Co.	939,200
31,000		PepsiCo, Inc.	1,507,530

		Total	2,446,730

		Total Consumer Durables	3,485,440

		Consumer Non-Durables--2.3%
		Packaged Goods/Cosmetics
14,700		Kimberly-Clark Corp.	855,099
8,800		Procter & Gamble Co.	681,648

		Total	1,536,747

		Packaged Foods
39,500		General Mills, Inc.	1,949,325

		Total Consumer Non-Durables	3,486,072

		Consumer Staples--1.7%
		Retail-Drug Stores
20,000		CVS Corp.	539,000

		Tobacco
20,000		Philip Morris Cos., Inc.	943,400
30,000		UST, Inc.	1,077,000

		Total	2,020,400

		Total Consumer Staples	2,559,400

		Energy Minerals--4.9%
		International Oil Companies
17,000		ChevronTexaco Corp.	1,445,170
60,400		Exxon Mobil Corp.	2,258,960

		Total	3,704,130

		Oil-Domestic
8,000		Amerada Hess Corp.	464,800
Shares			Value
Common Stocks--Continued
		Energy Minerals--Continued
		Oil-Domestic--Continued
30,000		Conoco, Inc., Class B	$821,100
18,000		Phillips Petroleum Co.	1,001,340
40,000		USX-Marathon Group.	1,096,000

		Total	3,383,240

		Oil-Exploration & Production
10,000		Unocal Corp.	328,900

		Total Energy Minerals	7,416,270

		Electronic Technology--6.7%
		Computers-Communications
20,000	(1)	Cisco Systems, Inc.	408,800

		Electronic Data Processing
32,000		Hewlett-Packard Co.	703,680
25,700		International Business Machines Corp.	2,970,663
45,200	(1)	Sun Microsystems, Inc.	643,648

		Total	4,317,991

		Semiconductors
92,400		Intel Corp.	3,017,784

		Telecommunication-Equipment
50,000	(1)	CIENA Corp.	887,500
80,000	(1)	JDS Uniphase Corp.	806,400
12,000		Motorola, Inc.	199,680
30,000	(1)	Tellabs, Inc.	458,400

		Total	2,351,980

		Total Electronic Technology	10,096,555

		Finance--8.9%
		Diversified Financial Services
40,000		Citigroup, Inc.	1,916,000
18,000		Fannie Mae	1,414,800

		Total	3,330,800

		Insurance-Brokers
12,100		Marsh & McLennan Cos., Inc.	1,294,337

		Investment Bankers/Brokers/Services
50,000	(1)	E*Trade Group, Inc.	400,000
30,300		J.P. Morgan Chase & Co.	1,142,916
40,000	(1)	NASDAQ-100 Tracking Stock	1,586,000

		Total	3,128,916

Shares			Value
Common Stocks--Continued
		Finance--Continued
		Life Insurance
26,000		AFLAC, Inc.	$712,400
16,900		Jefferson-Pilot Corp.	752,050
6,000		Lincoln National Corp.	286,200
21,500		Torchmark Corp.	848,175

		Total	2,598,825

		Major Banks
12,000		Bank of America Corp.	736,560
28,000		KeyCorp	641,200
10,000		Wells Fargo Co.	428,000

		Total	1,805,760

		Multi-Line Insurance
16,000		American International Group, Inc.	1,318,400

		Total Finance	13,477,038

		Health Technology--6.3%
		Major Pharmaceuticals
13,100		American Home Products Corp.	787,310
13,200		Bristol-Myers Squibb Co.	709,632
4,000	(1)	Forest Laboratories, Inc.	283,200
39,500		Johnson & Johnson	2,300,875
10,100		Merck & Co., Inc.	684,275
66,100		Pfizer, Inc.	2,862,791
29,300		Pharmacia Corp.	1,300,920
4,000		Schering Plough Corp.	142,920
16,000	(1)	Watson Pharmaceuticals, Inc.	478,880

		Total Health Technology	9,550,803

		Industrial Services--1.4%
		Oilfield Services Equipment
30,000		Halliburton Co.	642,900
50,000	(1)	Lone Star Technologies, Inc.	755,500
14,000		Schlumberger Ltd.	672,140

		Total Industrial Services	2,070,540

		Non-Energy Materials--0.9%
		Biotechnology
20,000	(1)	Amgen, Inc.	1,328,600

		Process Industries--1.3%
		Multi-Sector Companies
14,000		General Electric Co.	539,000

Shares or Principal Amount			Value
Common Stocks--Continued
		Process Industries--Continued
		Paper
17,800		International Paper Co.	$711,110
25,700		Mead Corp.	794,644

		Total	1,505,754

		Total Process Industries	2,044,754

		Retail Trade--4.1%
		Building Materials
48,000	(1)	Corning, Inc.	452,640
24,000		Tyco International Ltd.	1,411,200

		Total	1,863,840

		Building Materials Chains
20,000		Home Depot, Inc.	933,200
40,000		Lowe's Cos., Inc.	1,812,400

		Total	2,745,600

		Discount Store
10,000		Costco Wholesale Corp.	408,800
20,500		Wal-Mart Stores, Inc.	1,130,575

		Total	1,539,375

		Total Retail Trade	6,148,815

		Technology Services--1.3%
		Computers Peripheral
40,000	(1)	EMC Corp. Mass	671,600

		Computer Software
20,000	(1)	Microsoft Corp.	1,284,200

		Total Technology Services	1,955,800

		Utilities--3.0%
		Electric Utilities: South
24,000		Duke Energy Corp.	867,600
30,000		FPL Group, Inc.	1,662,000
24,000	(1)	Mirant Corp.	585,840
40,000		Southern Co.	910,000
10,000		TXU Corp.	451,000

		Total Utilities	4,476,440

		Total Common Stocks (identified cost $60,114,806)	69,652,427

Corporate Bonds--5.5%
		Consumer Durables--0.7%
		Railroads
$1,000,000		Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	1,019,090

Principal Amount			Value
Corporate Bonds--Continued
		Finance--3.4%
		Finance Companies
$1,000,000		American General Finance Corp., Note, 6.05%, 4/9/2003	$1,038,020
2,000,000		IBM Credit Corp., 6.39%, Notes, 7/30/2002	2,050,140
1,000,000		Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	1,040,380

		Total	4,128,540

		Investment Bankers/Brokers/Services
1,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,036,590

		Total Finance	5,165,130

		Utilities--1.4%
		Telecommunication-Cellular
2,000,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,071,100

		Total Corporate Bonds (identified cost $7,956,300)	8,255,320

U.S. Government Agencies--19.3%
		Federal Home Loan Bank--9.0%
3,000,000		4.125%, 8/15/2003	3,059,160
3,000,000		4.625%, 8/13/2004	3,074,100
2,000,000		5.375%, 2/15/2006	2,072,000
3,000,000		5.85%, 2/27/2008	3,120,870
2,000,000		6.50%, 11/15/2006	2,176,540

		Total	13,502,670

Principal Amount			Value
U.S. Government Agencies--Continued
		Federal Home Loan Mortgage Corporation--2.0%
$3,000,000		6.00%, 2/14/2006	$3,020,640

		Federal National Mortgage Association--8.3%
3,000,000		4.625%, 5/15/2003	3,084,900
3,000,000		4.75%, 3/15/2004	3,092,760
3,000,000		5.75%, 4/15/2003	3,127,560
3,000,000		6.625%, 9/15/2009	3,252,570

		Total	12,557,790

		Total U.S. Government Agencies (identified cost $27,991,666)	29,081,100

U.S. Treasury Obligations--14.6%
		U.S. Treasury Notes--14.6%
3,000,000		3.625%, 8/31/2003	3,050,460
2,000,000		3.875%, 7/31/2003	2,043,340
2,000,000		4.75%, 2/15/2004	2,078,420
3,000,000		5.25%, 5/15/2004	3,153,300
3,000,000		5.875%, 9/30/2002	3,100,380
2,000,000		6.375%, 4/30/2002	2,039,080
2,000,000		6.50%, 5/15/2005	2,185,260
4,000,000		6.50%, 10/15/2006	4,418,600

		Total U.S. Treasury Obligations (identified cost $21,223,634)	22,068,840

(2)Repurchase Agreement--13.6%
20,605,263		Fuji Government Securities, Inc., 2.13%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	20,605,263

		Total Investments (identified cost $137,891,669)(3)	$149,662,950

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $138,054,251. The net unrealized appreciation of investments on a federal tax basis amounts to $11,608,699 which is comprised of $18,153,904 appreciation and $6,545,205 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($151,066,180) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

Value Fund

Portfolio of Investments

NOVEMBER 30, 2001

Shares			Value
Common Stocks--82.4%
		Commercial Services--1.6%
		Food Distributors
173,100		ConAgra, Inc.	$3,976,107

		Consumer Cyclicals--2.5%
		Retail-Apparel
230,000		Limited (The), Inc.	3,201,600

		Retail-General Merchandise
69,000		Costco Wholesale Corp.	2,820,720

		Total Consumer Cyclicals	6,022,320

		Consumer Durables--5.7%
		Auto Parts & Equipment
209,000		Delphi Automotive Systems Corp.	2,867,480

		Motor Vehicles
268,100		Ford Motor Co.	5,077,814
124,000		General Motors Corp.	6,162,800

		Total	11,240,614

		Total Consumer Durables	14,108,094

		Consumer Non-Durables--2.6%
		Packaged Goods/Cosmetics
86,000		Kimberly-Clark Corp.	5,002,620

		Tobacco
35,000		UST, Inc.	1,256,500

		Total Consumer Non-Durables	6,259,120

		Consumer Services--2.6%
		Restaurants
236,100		McDonald's Corp.	6,336,924

		Consumer Staples--1.7%
		Retail-Food Chains
126,000		Albertson's, Inc.	4,228,560

		Electronic Technology--6.9%
		Computers-Networking
300,000	(1)	3Com Corp.	1,344,000

		Electrical Equipment
101,600		Emerson Electric Co.	5,492,496
225,000	(1)	Solectron Corp.	3,307,500

		Total	8,799,996

		Electronics-Defense
81,000		Raytheon Co.	2,654,370

Shares			Value
Common Stocks--Continued
		Electronic Technology--Continued
		Electronics-Semiconductor
50,000	(1)	Teradyne, Inc.	$1,393,000
88,000		Texas Instruments, Inc.	2,820,400

		Total	4,213,400

		Total Electronic Technology	17,011,766

		Energy Minerals--10.1%
		International Oil Companies
81,010		ChevronTexaco Corp.	6,886,660
156,200		Exxon Mobil Corp.	5,841,880

		Total	12,728,540

		Oil-Domestic
31,400		Amerada-Hess Corp.	1,824,340
85,400		Conoco, Inc.	2,337,398
42,000		Phillips Petroleum Co.	2,336,460

		Total	6,498,198

		Oil-Exploration & Production
40,900		Anadarko Petroleum Corp.	2,122,710
106,300		Unocal Corp.	3,496,207

		Total	5,618,917

		Total Energy Minerals	24,845,655

		Finance--25.3%
		Diversified Financial Services
138,400		Citigroup, Inc.	6,629,360
105,000		Freddie Mac	6,947,850

		Total	13,577,210

		Major Banks
124,400		Bank of America Corp.	7,635,672
50,200		Comerica, Inc.	2,578,272
171,800		Fleet Boston Financial Corp.	6,313,650
46,300		SunTrust Banks, Inc.	2,928,938
180,000		Wachovia Corp.	5,571,000
153,800		Wells Fargo & Co.	6,582,640

		Total	31,610,172

Shares			Value
Common Stocks--Continued
		Finance--Continued
		Investment Bankers/Brokers/Services
146,600		J.P. Morgan Chase & Co.	$5,529,752
112,000		Merrill Lynch & Co., Inc.	5,610,080
106,000		Morgan Stanley, Dean Witter & Co.	5,883,000

		Total	17,022,832

		Total Finance	62,210,214

		Healthcare/Drug--3.0%
		Health Care-Diversified
44,000		American Home Products Corp.	2,644,400
44,000		Bristol-Myers Squibb Co.	2,365,440
66,000		Schering-Plough Corp.	2,358,180

		Total Healthcare/Drug	7,368,020

		Life Insurance--2.1%
61,300		Jefferson-Pilot Corp.	2,727,850
52,000		Lincoln National Corp.	2,480,400

		Total Life Insurance	5,208,250

		Non-Energy Minerals--2.5%
		Aluminum
158,000		Alcoa, Inc.	6,098,800

		Process Industries--5.4%
		Chemicals
143,800		Du Pont (E.I.) de Nemours & Co.	6,376,092

		Paper
174,500		International Paper Co.	6,971,275

		Total Process Industries	13,347,367

Shares or Principal Amount			Value
Common Stocks--Continued
		Producer Manufacturing--2.5%
		Industrial Machinery/Components
128,800		Caterpillar, Inc.	$6,107,696

		Transportation--1.2%
		Airlines
163,000		Southwest Airlines Co.	3,056,250

		Utilities--6.7%
		Electric Companies
37,500		Dominion Resources, Inc.	2,191,875
86,100	(1)	Mirant Corp.	2,101,701
83,800		TXU Corp.	3,779,380

		Total	8,072,956

		Electric Utilities: South
60,300		Duke Energy Corp.	2,179,845

		Major U.S. Telecommunications
100,000		Sprint Corp.-FON Group	2,179,000

		Telecommunication-Cellular
155,400		Vodafone Group PLC, ADR	3,937,836

		Total Utilities	16,369,637

		Total Common Stocks (identified cost $194,565,034)	202,554,780

(2)Repurchase Agreement--16.4%
$40,385,265		Fuji Government Securities, Inc., 2.13%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	40,385,265

		Total Investments (identified cost $234,950,299)(3)	$242,940,045

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $234,950,299. The net unrealized appreciation of investments on a federal tax basis amounts to $7,989,746 which is comprised of $20,342,201 appreciation and $12,352,455 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($245,829,723) at November 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PLC	--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

Growth Fund

Portfolio of Investments

NOVEMBER 30, 2001

Shares			Value
Common Stocks--84.1%
		Biotechnology--1.1%
		Biotechnology
40,000	(1)	Amgen, Inc.	$2,657,200
14,000	(1)	Chiron Corp.	607,600
36,000	(1)	MedImmune, Inc.	1,587,600

		Total Biotechnology	4,852,400

		Capital Goods--4.6%
		Equipment-Machinery
400,000		General Electric Co.	15,400,000

		Manufacture-Diversified
90,000		Tyco International Ltd.	5,292,000

		Total Capital Goods	20,692,000

		Commercial Cyclical--12.2%
		Gaming & Lottery
6,000		International Game Technology	371,940

		Merchandise/Mass Merchandising
90,000		Target Corp.	3,378,600
518,000		Wal-Mart Stores, Inc.	28,567,700

		Total	31,946,300

		Merchandise/Specialty
270,000		Home Depot, Inc.	12,598,200
110,000		Lowe's Cos., Inc.	4,984,100

		Total	17,582,300

		Publishing
4,000		McGraw-Hill Cos., Inc.	226,000

		Retail-Apparel
60,000	(1)	Abercrombie & Fitch Co., Class A	1,440,000
200,000		Gap (The), Inc.	2,646,000

		Total	4,086,000

		Retail-Discounters
4,000		Family Dollar Stores, Inc.	119,200

		Total Commercial Cyclicals	54,331,740

		Commercial Non-Cyclical--5.2%
		Beverages-Alcoholic
60,000		Anheuser-Busch Cos., Inc.	2,586,000

Shares			Value
Common Stocks--Continued
		Commercial Non-Cyclical--Continued
		Cosmetics/Household
20,000		Clorox Co.	$790,400
51,000		Colgate-Palmolive Co.	2,976,360
100,000		Kimberly-Clark Corp.	5,817,000
140,000		Procter & Gamble Co.	10,844,400

		Total	20,428,160

		Total Commercial Non-Cyclical	23,014,160

		Consumer Staples--3.6%
		Retail-Drug Stores
20,000		CVS Corp.	539,000
74,000		Walgreen Co.	2,442,000

		Total	2,981,000

		Retail-Food Chains
70,000	(1)	Kroger Co.	1,772,400

		Tobacco
180,000		Philip Morris Cos., Inc.	8,490,600
80,000		UST, Inc.	2,872,000

		Total	11,362,600

		Total Consumer Staples	16,116,000

		Energy--0.8%
		Oil-International
100,000		Exxon Mobil Corp.	3,740,000

		Finance--4.4%
		Major Banks
80,000		Bank of New York Co., Inc.	3,139,200

		Investment Bankers/Brokers/Services
200,000	(1)	E*Trade Group, Inc.	1,600,000
40,000		Fannie Mae	3,144,000
20,000		Mellon Financial Corp.	747,800
200,000	(1)	NASDAQ-100 Index Tracking Stock	7,930,000
200,000		Schwab (Charles) Corp.	2,872,000

		Total	16,293,800

		Investment Management
4,000		Stilwell Financial, Inc.	94,880

		Total Finance	19,527,880

Shares			Value
Common Stocks--Continued
		Food & Beverage--3.2%
90,000		Coca-Cola Co.	$4,226,400
10,000		General Mills, Inc.	493,500
200,000		PepsiCo, Inc.	9,726,000

		Total Food & Beverage	14,445,900

		Healthcare/Drug--13.9%
150,000		American Home Products Corp.	9,015,000
8,000		AmerisourceBergen Corp.	475,920
140,000		Bristol-Myers Squibb Co.	7,526,400
14,000	(1)	Forest Laboratories, Inc.	991,200
20,000	(1)	Health Management Associates, Inc., Class A	390,200
140,000		Merck & Co., Inc.	9,485,000
600,000		Pfizer, Inc.	25,986,000
100,000		Pharmacia Corp.	4,440,000
100,000		Schering Plough Corp.	3,573,000

		Total Healthcare/Drug	61,882,720

		Hospital Supplies--7.1%
80,000		Abbott Laboratories	4,400,000
378,000		Johnson & Johnson	22,018,500
116,000		Medtronic, Inc.	5,484,480

		Total Hospital supplies	31,902,980

		Insurance/Miscellaneous--1.4%
110,000		American Express Co.	3,620,100
30,000		American International Group, Inc.	2,472,000

		Total Insurance/Miscellaneous	6,092,100

		Technology--26.4%
200,000	(1)	CIENA Corp.	3,550,000
500,000	(1)	Cisco Systems, Inc.	10,220,000
16,000	(1)	Comverse Technology, Inc.	342,240
200,000		Corning, Inc.	1,886,000
Shares or Principal Amount			Shares
Common Stocks--Continued
		Technology--Continued
20,000		Electronic Data Systems Corp.	$1,384,400
362,000	(1)	EMC Corp. Mass	6,077,980
700,000		Intel Corp.	22,862,000
144,000		International Business Machines Corp.	16,644,960
200,000	(1)	JDS Uniphase Corp.	2,016,000
400,000	(1)	Microsoft Corp.	25,684,000
50,000	(1)	Network Appliance, Inc.	771,500
60,000		Nokia Oyj, ADR	1,380,600
186,000	(1)	Nortel Networks Corp.	1,450,800
500,000	(1)	Oracle Corp.	7,015,000
50,000	(1)	QUALCOMM, Inc.	2,936,000
420,000	(1)	Sun Microsystems, Inc.	5,980,800
50,000	(1)	Tellabs, Inc.	764,000
150,000		Texas Instruments, Inc.	4,807,500
47,000	(1)	Xilinx, Inc.	1,697,170

		Total Technology	117,470,950

		Utilities--0.2%
		Power Producers-Independent
40,000	(1)	Calpine Corp.	862,400

		Total Common Stocks (identified cost $305,954,576)	374,931,230

(2)Repurchase Agreement--15.9%
$70,833,684		Fuji Government Securities, Inc., 2.13%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	70,833,684

		Total Investments (identified cost $376,788,260)(3)	$445,764,914

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $379,085,332. The net unrealized appreciation of investments on a federal tax basis amounts to $66,679,582 which is comprised of $106,738,707 appreciation and $40,059,125 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($445,577,830) at November 30, 2001.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Aggressive Growth Fund

Portfolio of Investments

NOVEMBER 30, 2001

Shares			Value
Common Stocks--86.7%
		Commercial Services--4.0%
		Computers Systems
16,000		Investment Technology Group, Inc.	$920,000
120,000	(1)	SunGuard Data Systems, Inc.	3,367,200

		Total	4,287,200

		Data Processing
26,000	(1)	BISYS Group, Inc.	1,529,840
30,000	(1)	CSG Systems International, Inc.	928,500
20,000	(1)	DST Systems, Inc.	954,000

		Total	3,412,340

		Total Commercial Services	7,699,540

		Consumer Cyclical--12.7%
		Building Supplies
80,000		Lowe's Cos., Inc.	3,624,800

		Merchandise General
60,000	(1)	BJ's Wholesale Club, Inc.	2,700,000

		Merchandise/Mass Merchandising
40,000		Ross Stores, Inc.	1,128,400

		Merchandise/Specialty
120,000	(1)	Abercrombie & Fitch Co., Class A	2,880,000
90,000	(1)	American Eagle Outfitters, Inc.	2,199,600
60,000	(1)	Chico's FAS, Inc.	1,902,600
90,000	(1)	Dollar Tree Stores, Inc.	2,523,600
40,000		Family Dollar Stores, Inc.	1,192,000
50,000	(1)	Jones Apparel Group, Inc.	1,561,000
200,000	(1)	Tommy Hilfiger Corp.	2,680,000

		Total	14,938,800

		Retail-Computers & Electronics
36,000	(1)	CDW Computer Centers, Inc.	1,965,960

		Total Consumer Cyclical	24,357,960

		Consumer Non-Cyclical--4.2%
		Household Products
30,000		Dial Corp.	525,300

		Tobacco
40,000		Philip Morris Cos., Inc.	1,886,800

Shares			Value
Common Stocks--Continued
		Consumer Non-Cyclical--Continued
		Tobacco--Continued
160,000		UST, Inc.	$5,744,000

		Total	7,630,800

		Total Consumer Non-Cyclical	8,156,100

		Electronic Technology--10.3%
		Computer Software/Services
10,000	(1)	Affiliated Computer Services, Inc., Class A	933,800
100,000	(1)	Cadence Design Systems, Inc.	2,385,000
38,000	(1)	Electronic Arts, Inc.	2,297,480
60,000	(1)	Rational Software Corp.	1,143,000
40,000	(1)	Sybase, Inc.	576,000

		Total	7,335,280

		Semiconductors
80,000	(1)	Cirrus Logic, Inc.	1,064,800
60,000	(1)	Integrated Device Technology, Inc.	1,768,800
110,000		Intel Corp.	3,592,600
20,000	(1)	Micrel, Inc.	585,200
60,000	(1)	Microchip Technology, Inc.	2,166,600
30,000	(1)	NVIDIA Corp.	1,639,200
40,000	(1)	Triquint Semiconductor, Inc.	636,000
80,000	(1)	Vitesse Semiconductor Corp.	975,200

		Total	12,428,400

		Total Electronic Technology	19,763,680

		Energy--9.4%
		Oil & Gas-Drill & Equipment
90,000	(1)	BJ Services Co.	2,507,400
50,000		Diamond Offshore Drilling, Inc.	1,385,000
100,000	(1)	Lone Star Technologies, Inc.	1,511,000
50,000	(1)	National-Oilwell, Inc.	837,000
54,000	(1)	Noble Drilling Corp.	1,593,000
40,000	(1)	Smith International, Inc.	1,810,400
44,000	(1)	Weatherford International, Inc.	1,472,680

		Total	11,116,480

Shares			Value
Common Stocks--Continued
		Consumer Non-Cyclical--Continued
		Oil-Domestic
80,000		Phillips Petroleum Co.	$4,450,400

		Oil-Exploration & Production
80,000	(1)	The Houston Exploration Co.	2,436,000

		Total Energy	18,002,880

		Finance--9.0%
		Insurance-Life/Health
80,000		Torchmark Corp.	3,156,000

		Investment Bankers/Brokers/Services
100,000	(1)	E*Trade Group, Inc.	800,000
40,000		Gallagher (Arthur J.) & Co.	1,460,000
50,000		Legg Mason, Inc.	2,362,500

		Total	4,622,500

		Major Banks
100,000		National Commerce Financial Corp.	2,400,000
90,000		North Fork Bancorporation, Inc.	2,726,100
40,000		TCF Financial Corp.	1,838,000
36,000		Westamerica Bancorporation	1,403,640
20,000		Wilmington Trust Corp.	1,212,000

		Total	9,579,740

		Total Finance	17,358,240

		Healthcare/Drug--28.1%
		Biotechnology
20,000		Beckman Coulter, Inc.	838,000
105,000	(1)	Genzyme Corp.-General Division	5,735,100
70,000	(1)	Gilead Sciences, Inc.	5,054,700
40,000	(1)	ICOS Corp.	2,420,000
70,000	(1)	IDEC Pharmaceuticals Corp.	4,921,000
180,000	(1)	Millennium Pharmaceuticals, Inc.	6,136,200
56,000	(1)	Protein Design Laboratories, Inc.	2,110,640
40,000	(1)	Vertex Pharmaceuticals, Inc.	1,012,000

		Total	28,227,640

		Healthcare-Diversified
120,000		Ivax Corp.	2,472,000

Shares			Value
Common Stocks--Continued
		Healthcare/Drug--Continued
		Healthcare-Managed Care
28,000	(1)	Express Scripts, Inc.	$1,150,800
50,000	(1)	First Health Group Corp.	1,202,500
40,000	(1)	Oxford Health Plans, Inc.	1,152,400

		Total	3,505,700

		Healthcare-Specialized Services
52,000	(1)	Lincare Holdings, Inc.	1,545,440
50,000	(1)	Quest Diagnostic, Inc.	3,088,000

		Total	4,633,440

		Major Pharmaceuticals
50,000	(1)	Andrx Group	3,691,000
20,000	(1)	Barr Laboratories, Inc.	1,461,000
40,000		ICN Pharmaceuticals, Inc.	1,191,200
40,000		Mylan Laboratories, Inc.	1,379,200
150,000		SICOR, Inc.	2,532,000
100,000	(1)	Sepracor, Inc.	4,990,000

		Total	15,244,400

		Total Healthcare/Drug	54,083,180

		Producer Manufacturing--1.2%
		Building Materials
20,000	(1)	American Standard Cos., Inc.	1,270,000

		Chemicals Diversified
80,000		Solutia, Inc.	1,110,400

		Total Producer Manufacturing	2,380,400

		Technology--4.3%
		Communication-Equipment
100,000	(1)	CIENA Corp.	1,775,000
300,000	(1)	JDS Uniphase Corp.	3,024,000
60,000	(1)	Powerwave Technologies, Inc.	1,011,000
100,000	(1)	Tellabs, Inc.	1,528,000

		Total	7,338,000

		Computers-Peripheral
60,000		EMC Corp. Mass	1,007,400

		Total Technology	8,345,400

		Transportation--0.9%
		Airlines
120,000	(1)	Frontier Airlines, Inc.	1,771,200

Shares			Value
Common Stocks--Continued
		Utilities--2.6%
		Electric Companies
50,000		Black Hills Corp.	$1,537,500
40,000		DPL, Inc.	940,000

		Total	2,477,500

		Natural Gas
32,000		Equitable Resources, Inc.	1,040,320

		Power Producers-Independent
60,000	(1)	Calpine Corp.	1,293,600
24,000	(1)	Covanta Energy Corp.	258,000

		Total	1,551,600

		Total Utilities	5,069,420

		Total Common Stocks (identified cost $147,823,476)	166,988,000

Shares or Principal Amount			Value
(2)Repurchase Agreement--13.7%
$26,398,496		Fuji Government Securities, Inc., 2.13%, dated 11/30/2001, due 12/3/2001 (at amortized cost)	$26,398,496

		Total Investments (identified cost $174,221,972)(3)	$193,386,496

(1) Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $174,273,613. The net unrealized appreciation of investments on a federal tax basis amounts to $19,112,883 which is comprised of $28,175,453 appreciation and $9,062,570 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($192,627,154) at November 30, 2001.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Assets and Liabilities

NOVEMBER 30, 2001

	Treasury Money Market Fund	Limited Maturity Government Fund		Fixed Income Fund		Balanced Fund
Assets:
Investments in securities, at value	$805,245,773	$130,941,976		$258,539,720		$129,057,687
Investments in repurchase agreements	--	8,348,776		14,607,728		20,605,263

Total investments in securities	805,245,773	139,290,752		273,147,448		149,662,950

Cash	13,994	--		--		--
Income receivable	91,088	1,623,556		3,355,242		745,175
Receivable for investments sold	--	--		--		924,641
Receivable for shares sold	40,692,454	40,922,214		35,555,646		82,240,937

Total assets	846,043,309	181,836,522		312,058,336		233,573,703

Liabilities:
Payable for shares redeemed	40,659,688	40,917,387		35,648,214		82,353,811
Income distribution payable	976,619	382,434		652,210		--
Accrued expenses	302,933	99,168		158,217		153,712

Total liabilities	41,939,240	41,398,989		36,458,641		82,507,523

Net Assets Consist of:
Paid-in capital	$804,104,069	$136,092,747		$266,612,126		$136,325,314
Net unrealized appreciation of investments	--	4,203,068		11,187,068		11,771,281
Accumulated net realized gain (loss) on investments	--	91,718		(2,199,499)		2,594,185
Undistributed net investment income	--	50,000		--		375,400

Total Net Assets	$804,104,069	$140,437,533		$275,599,695		$151,066,180

Net Asset Value, Offering Price Per Share:(1)
(net assets ÷ shares outstanding)
Class A Shares	$1.00	$10.32		$10.82		$14.07
Class B Shares	$1.00	$10.32		$10.82		$14.06

Redemption Proceeds Per Share:(1)
Class A Shares	$1.00	$10.32		$10.82		$14.07
Class B Shares	$1.00	$10.01	(2)	$10.50	(2)	$13.64	(2)

Net Assets:
Class A Shares	$689,884,143	$126,065,095		$241,393,428		$92,980,462
Class B Shares	$114,219,926	$14,372,438		$34,206,267		$58,085,718

Shares Outstanding:
Class A Shares	689,884,143	12,219,520		22,319,987		6,608,688
Class B Shares	114,219,926	1,393,353		3,162,854		4,132,743

Investments, at identified cost	$805,245,773	$135,087,684		$261,960,380		$137,891,669

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Assets and Liabilities

NOVEMBER 30, 2001

	Value Fund		Growth Fund		Aggressive Growth Fund
Assets:
Investments in securities, at value	$202,554,780		$374,931,230		$166,988,000
Investments in repurchase agreements	40,385,265		70,833,684		26,398,496

Total investments in securities	242,940,045		445,764,914		193,386,496

Income receivable	695,903		333,215		69,307
Receivable for investments sold	5,041,769		--		105,296
Receivable for shares sold	39,803,901		89,999,082		54,858,839

Total assets	288,481,618		536,097,211		248,419,938

Liabilities:
Payable for investments purchased	2,640,217		--		748,838
Payable for shares redeemed	39,819,023		90,127,654		54,868,310
Accrued expenses	192,655		391,727		175,636

Total liabilities	42,651,895		90,519,381		55,792,784

Net Assets Consist of:
Paid-in capital	$256,859,404		$446,819,649		$176,294,912
Net unrealized appreciation of investments	7,989,746		68,976,654		19,164,524
Accumulated net realized loss on investments	(19,121,464)		(70,233,449)		(3,088,407)
Undistributed net investment income	102,037		14,976		256,125

Total Net Assets	$245,829,723		$445,577,830		$192,627,154

Net Asset Value, Offering Price Per Share:(1)
(net assets ÷ shares outstanding)
Class A Shares	$13.94		$15.27		$13.66
Class B Shares	$13.94		$15.16		$13.64

Redemption Proceeds Per Share:(1)
Class A Shares	$13.94		$15.27		$13.66
Class B Shares	$13.52	(2)	$14.71	(2)	$13.23	(2)

Net Assets:
Class A Shares	$214,666,575		$306,922,880		$144,725,974
Class B Shares	$31,163,148		$138,654,950		$47,901,180

Shares Outstanding:
Class A Shares	15,396,649		20,098,067		10,594,478
Class B Shares	2,236,322		9,144,095		3,512,683

Investments, at identified cost	$234,950,299		$376,788,260		$174,221,972

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Operations

YEAR ENDED NOVEMBER 30, 2001

	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Balanced Fund
Investment Income:
Interest	$31,480,421	$7,164,627	$15,793,715	$4,904,929
Dividends	--	--	--	1,013,469 (1)

Total income	31,480,421	7,164,627	15,793,715	5,918,398

Expenses:
Investment adviser fee	3,667,974	871,207	2,021,224	1,298,993
Administrative personnel and services fee	672,969	114,182	247,223	148,915
Custodian fees	84,180	27,392	52,924	34,975
Transfer and dividend disbursing agent fees and expenses	263,916	100,450	106,474	173,506
Directors'/Trustees' fees	7,249	2,564	3,027	3,100
Auditing fees	19,626	17,303	17,809	15,325
Legal fees	2,580	2,458	2,374	3,720
Portfolio accounting fees	86,615	54,553	81,519	64,039
Shareholder services fees--Class B Shares	382,259	125,786	157,051	378,480
Share registration costs	71,620	34,032	28,967	32,432
Printing and postage	51,475	2,402	8,055	32,278
Insurance premiums	2,745	713	2,225	1,174
Miscellaneous	8,043	2,983	4,938	1,202

Total expenses	5,321,251	1,356,025	2,733,810	2,188,139

Waivers:
Waiver of investment adviser fee	(1,833,987)	(248,917)	(673,739)	(81,188)

Net expenses	3,487,264	1,107,108	2,060,071	2,106,951

Net investment income	27,993,157	6,057,519	13,733,644	3,811,447

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	--	1,139,527	3,413,819	2,594,185
Net change in unrealized appreciation (depreciation) of investments	--	3,101,704	10,356,434	(11,445,784)

Net realized and unrealized gain (loss) on investments	--	4,241,231	13,770,253	(8,851,599)

Change in net assets resulting from operations	$27,993,157	$10,298,750	$27,503,897	$(5,040,152)

(1) Net of foreign taxes withheld of $982.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Operations

YEAR ENDED NOVEMBER 30, 2001

	Value Fund	Growth Fund	Aggressive Growth Fund
Investment Income:
Interest	$750,086	$654,847	$1,329,333
Dividends	5,518,349 (2)	4,011,224 (3)	1,127,567	(4)

Total income	6,268,435	4,666,071	2,456,900

Expenses:
Investment adviser fee	2,097,534	4,011,199	1,420,697
Administrative personnel and services fee	240,455	459,728	173,732
Custodian fees	51,829	72,562	40,347
Transfer and dividend disbursing agent fees and expenses	147,968	495,248	207,196
Directors'/Trustees' fees	3,744	6,882	3,886
Auditing fees	15,050	21,776	15,236
Legal fees	3,287	3,428	3,456
Portfolio accounting fees	84,126	109,752	78,796
Shareholder services fees--Class B Shares	189,518	656,974	167,839
Share registration costs	35,054	31,616	35,416
Printing and postage	13,930	132,770	43,052
Insurance premiums	1,438	2,961	1,280
Miscellaneous	3,124	5,186	1,957

Total expenses	2,887,057	6,010,082	2,192,890

Waivers:
Waiver of investment adviser fee	(131,095)	(250,700)	--

Net expenses	2,755,962	5,759,382	2,192,890

Net investment income (Net operating loss)	3,512,473	(1,093,311)	264,010

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(4,238,124)	(70,204,918)	(3,049,409)
Net change in unrealized appreciation (depreciation) of investments	(18,969,057)	(62,996,074)	9,479,560

Net realized and unrealized gain (loss) on investments	(23,207,181)	(133,200,992)	6,430,151

Change in net assets resulting from operations	$(19,694,708)	$(134,294,303)	$6,694,161

(2) Net of foreign taxes withheld of $40,770.

(3) Net of foreign taxes withheld of $9,580.

(4) Net of foreign taxes withheld of $1,650.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Treasury Money Market Fund		Limited Maturity Government Fund
	Year Ended November 30,		Year Ended November 30,
	2001	2000	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$27,993,157	$33,104,646	$6,057,519	$5,874,213
Net realized gain (loss) on investments	--	--	1,139,527	(899,188)
Net change in unrealized appreciation (depreciation) of investments	--	--	3,101,704	2,160,996

Change in net assets resulting from operations	27,993,157	33,104,646	10,298,750	7,136,021

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(22,419,813)	(26,842,293)	(3,698,467)	(3,608,130)
Class B Shares	(5,573,344)	(6,262,353)	(2,395,518)	(2,261,322)

Change in net assets resulting from distributions to shareholders	(27,993,157)	(33,104,646)	(6,093,985)	(5,869,452)

Share Transactions--
Proceeds from sales of shares	1,082,035,630	1,041,357,618	93,972,462	33,288,691
Net asset value of shares issued to shareholders in payment of dividends declared	6,890,235	7,405,021	2,035,452	1,625,027
Cost of shares redeemed	(946,916,276)	(999,916,180)	(73,926,159)	(35,386,108)

Change in net assets resulting from share transactions	142,009,589	48,846,459	22,081,755	(472,390)

Change in net assets	142,009,589	48,846,459	26,286,520	794,179
Net Assets:
Beginning of period	662,094,480	613,248,021	114,151,013	113,356,834

End of period	$804,104,069	$662,094,480	$140,437,533	$114,151,013

Undistributed net investment income included in net assets at end of period	--	--	$50,000	$86,466

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Fixed Income Fund		Balanced Fund	;
	Year Ended November 30,		Year Ended November 30,
;	2001	2000	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$13,733,644	$14,949,049	$3,811,447	$4,432,961
Net realized gain (loss) on investments	3,413,819	(2,619,394)	2,594,185	1,295,493
Net change in unrealized appreciation (depreciation) of investments	10,356,434	7,005,478	(11,445,784)	(8,084,416)

Change in net assets resulting from operations	27,503,897	19,335,133	(5,040,152)	(2,355,962)

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(10,668,873)	(12,190,580)	(296,147)	(381,218)
Class B Shares	(3,074,078)	(2,752,076)	(3,624,558)	(4,000,425)
Distributions from net realized gain on investment transactions:
Class A Shares	--	--	(93,077)	(451,988)
Class B Shares	--	--	(1,201,541)	(4,786,110)

Change in net assets resulting from distributions to shareholders	(13,742,951)	(14,942,656)	(5,215,323)	(9,619,741)

Share Transactions--
Proceeds from sales of shares	100,634,630	62,615,756	108,330,603	30,868,921
Net asset value of shares issued to shareholders in payment of dividends declared	2,777,263	1,040,210	4,717,496	8,247,326
Cost of shares redeemed	(101,107,421)	(72,435,632)	(121,280,719)	(40,491,682)

Change in net assets resulting from share transactions	2,304,472	(8,779,666)	(8,232,620)	(1,375,435)

Change in net assets	16,065,418	(4,387,189)	(18,488,095)	(13,351,138)
Net Assets:
Beginning of period	259,534,277	263,921,466	169,554,275	182,905,413

End of period	$275,599,695	$259,534,277	$151,066,180	$169,554,275

Undistributed net investment income included in net assets at end of period	--	$9,307	$375,400	$484,658

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds

Statements of Changes in Net Assets

	Value Fund		Growth Fund		Aggressive Growth Fund
	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,
;	2001	2000	2001	2000	2001	2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$3,512,473	$2,818,925	$(1,093,311)	$(2,994,684)	$264,010	$1,064,863
Net realized gain (loss) on investments	(4,238,124)	(14,093,475)	(70,204,918)	26,597,251	(3,049,409)	41,376,690
Net change in unrealized appreciation (depreciation) of investments	(18,969,057)	11,062,724	(62,996,074)	(107,317,944)	9,479,560	(4,526,680)

Change in net assets resulting from operations	(19,694,708)	(211,826)	(134,294,303)	(83,715,377)	6,694,161	37,914,873

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(2,814,484)	(2,166,805)	--	--	(576,131)	--
Class B Shares	(942,910)	(648,830)	--	--	(496,617)	--
Distributions from net realized gain on investment transactions:
Class A Shares	--	(7,023,582)	(12,620,475)	(6,770,735)	(22,444,794)	--
Class B Shares	--	(2,664,383)	(13,845,175)	(5,829,210)	(18,919,044)	(2,623,584)

Change in net assets resulting from distributions to shareholders	(3,757,394)	(12,503,600)	(26,465,650)	(12,599,945)	(42,436,586)	(2,623,584)

Share Transactions--
Proceeds from sales of shares	87,738,323	79,265,538	174,149,450	173,440,629	141,948,417	241,168,952
Net asset value of shares issued to shareholders in payment of dividends declared	1,546,225	2,223,524	11,828,496	4,728,557	16,791,339	199,459
Cost of shares redeemed	(85,643,016)	(85,656,000)	(195,769,920)	(163,584,805)	(114,631,072)	(188,390,782)

Change in net assets resulting from share transactions	3,641,532	(4,166,938)	(9,791,974)	14,584,381	44,108,684	52,977,629

Change in net assets	(19,810,570)	(16,882,364)	(170,551,927)	(81,730,941)	8,366,259	88,268,918
Net Assets:
Beginning of period	265,640,293	282,522,657	616,129,757	697,860,698	184,260,895	95,991,977

End of period	$245,829,723	$265,640,293	$445,577,830	$616,129,757	$192,627,154	$184,260,895

Undistributed net investment income included in net assets at end of period	$102,037	$346,958	$14,976	--	$256,125	$1,064,863

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income
Treasury Money Market Fund--Class A Shares
1997	$1.00	0.05	--	0.05	(0.05)	--	--
1998	$1.00	0.05	--	0.05	(0.05)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--
2001	$1.00	0.04	--	0.04	(0.04)	--	--
Treasury Money Market Fund--Class B Shares
1997	$1.00	0.04	--	0.04	(0.04)	--	--
1998	$1.00	0.04	--	0.04	(0.04)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--
2001	$1.00	0.04	--	0.04	(0.04)	--	--
Limited Maturity Government Fund--Class A Shares
1998(1)	$9.96	0.25	0.11	0.36	(0.25)	--	--
1999	$10.07	0.46	(0.20)	0.26	(0.46)	(0.01)	--
2000	$9.86	0.53	0.10	0.63	(0.52)	--	--
2001	$9.97	0.50	0.35	0.85	(0.50)	--	--
Limited Maturity Government Fund--Class B Shares
1997	$9.96	0.49	(0.02)	0.47	(0.49)	--	--
1998	$9.94	0.46	0.13	0.59	(0.46)	--	--
1999	$10.07	0.45	(0.21)	0.24	(0.44)	(0.01)	--
2000	$9.86	0.48	0.13	0.61	(0.50)	--	--
2001	$9.97	0.50	0.33	0.83	(0.48)	--	--
Fixed Income Fund--Class A Shares
1993	$10.27	0.51	0.50	1.01	(0.51)	(0.10)	--
1994	$10.67	0.54	(1.01)	(0.47)	(0.53)	(0.20)	(0.01	)(3)
1995(2)	$9.46	0.09	0.11	0.20	(0.09)	--	--
1998(1)	$10.39	0.28	0.22	0.50	(0.28)	--	--
1999	$10.61	0.53	(0.51)	0.02	(0.53)	--	--
2000	$10.10	0.59	0.17	0.76	(0.59)	--	--
2001	$10.27	0.55	0.55	1.10	(0.55)	--	--
Fixed Income Fund--Class B Shares
1997	$10.36	0.58	0.02	0.60	(0.59)	--	--
1998	$10.37	0.53	0.24	0.77	(0.53)	--	--
1999	$10.61	0.51	(0.51)	--	(0.51)	--	--
2000	$10.10	0.56	0.17	0.73	(0.56)	--	--
2001	$10.27	0.52	0.55	1.07	(0.52)	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(3) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(4)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(5)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.05)	$1.00	4.81%	0.52%		4.71%		0.25%		$166,035	--
(0.05)	$1.00	4.71%	0.47%		4.57%		0.25%		$524,592	--
(0.04)	$1.00	4.21%	0.44%		4.12%		0.25%		$493,350	--
(0.05)	$1.00	5.50%	0.42%		5.37%		0.25%		$536,668	--
(0.04)	$1.00	3.99%	0.42%		3.86%		0.25%		$689,884	--

(0.04)	$1.00	4.39%	0.92%		4.31%		0.25%		$45,960	--
(0.04)	$1.00	4.30%	0.87%		4.17%		0.25%		$89,673	--
(0.04)	$1.00	3.94%	0.70%		3.89%		0.39%		$119,898	--
(0.05)	$1.00	5.24%	0.67%		5.13%		0.65%		$125,427	--
(0.04)	$1.00	3.73%	0.67%		3.64%		0.25%		$114,220	--

(0.25)	$10.07	3.59%	1.04%	(6)	4.73%	(6)	--		$55,627	69%
(0.47)	$9.86	2.64%	0.82%		4.66%		0.19%		$66,678	22%
(0.52)	$9.97	6.62%	0.79%		5.35%		0.20%		$68,949	70%
(0.50)	$10.32	8.74%	0.79%		4.97%		0.20%		$126,065	54%

(0.49)	$9.94	4.81%	0.99%		4.91%		--		$79,621	40%
(0.46)	$10.07	6.05%	1.12%		4.65%		--		$33,456	69%
(0.45)	$9.86	2.39%	1.07%		4.41%		0.19%		$46,679	22%
(0.50)	$9.97	6.36%	1.04%		5.09%		0.20%		$45,202	70%
(0.48)	$10.32	8.47%	1.04%		4.72%		0.20%		$14,372	54%

(0.61)	$10.67	10.14%	0.84%		4.80%		0.25%		$169,881	83%
(0.74)	$9.46	(4.55)%	0.79%		5.44%		0.25%		$153,289	24%
(0.09)	$9.57	2.11%	0.82%	(6)	5.79%	(6)	0.25	%(6)	--	--
(0.28)	$10.61	4.87%	0.97%	(6)	5.19%	(6)	--		$193,351	64%
(0.53)	$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.59)	$10.27	7.78%	0.71%		5.84%		0.25%		$205,169	45%
(0.55)	$10.82	10.91%	0.71%		5.16%		0.25%		$241,393	51%

(0.59)	$10.37	5.99%	0.97%		5.73%		--		$184,064	37%
(0.53)	$10.61	7.60%	0.99%		5.17%		--		$23,992	64%
(0.51)	$10.10	(0.01)%	0.98%		4.95%		0.23%		$48,641	18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$54,365	45%
(0.52)	$10.82	10.64%	0.96%		4.89%		0.25%		$34,206	51%

(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(5) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(6) Computed on an annualized basis.

Regions Morgan Keegan Select Funds--Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments		Total from investment operations		Distribution from net investment income		Distributions from net realized gain on investment transactions
Balanced Fund--Class A Shares			;	;	; ;	;	;	;	; ;	;
1998(1)	$14.52	0.19	0.80		0.99		(0.19)		--
1999	$15.32	0.38	1.12		1.50		(0.36)		(0.49)
2000	$15.97	0.41	(0.59)		(0.18)		(0.41)		(0.45)
2001	$14.93	0.36	(0.73)		(0.37)		(0.38)		(0.11)
Balanced Fund--Class B Shares
1997	$12.51	0.36	1.60		1.96		(0.37)		(0.31)
1998	$13.79	0.35	1.96		2.31		(0.37)		(0.41)
1999	$15.32	0.33	1.12		1.45		(0.32)		(0.49)
2000	$15.96	0.37	(0.59)		(0.22)		(0.37)		(0.45)
2001	$14.92	0.39	(0.80)		(0.41)		(0.34)		(0.11)
Value Fund--Class A Shares
1998(1)	$17.31	0.10	(0.02)		0.08		(0.11)		--
1999	$17.28	0.18	0.73		0.91		(0.17)		(2.09)
2000	$15.93	0.16	(0.17)		(0.01)		(0.16)		(0.54)
2001	$15.22	0.21	(1.27)		(1.06)		(0.22)		--
Value Fund--Class B Shares
1997	$13.89	0.22	2.94		3.16		(0.21)		(0.66)
1998	$16.18	0.22	1.50		1.72		(0.21)		(0.42)
1999	$17.27	0.09	0.78		0.87		(0.13)		(2.09)
2000	$15.92	0.13	(0.17)		(0.04)		(0.13)		(0.54)
2001	$15.21	0.24	(1.33)		(1.09)		(0.18)		--
Growth Fund--Class A Shares
1993	$10.66	0.18	(0.03)		0.15		(0.18)		(0.12)
1994	$10.51	0.25	(0.10)		0.15		(0.23)		(0.07)
1995(2)	$10.36	0.08	0.02		0.10		(0.08)		(0.33)
1998(1)	$17.81	0.02	2.27		2.29		(0.02)		--
1999	$20.08	0.03	5.18		5.21		(0.01)		(1.73)
2000	$23.55	(0.07)	(2.68)		(2.75)		--		(0.42)
2001	$20.38	(0.03)	(4.20)		(4.23)		--		(0.88)
Growth Fund--Class B Shares
1997	$14.64	0.07	3.01		3.08		(0.07)		(0.76)
1998	$16.89	0.02	5.00		5.02		(0.03)		(1.80)
1999	$20.08	(0.03)	5.17		5.14		--		(1.73)
2000	$23.49	(0.12)	(2.66)		(2.78)		--		(0.42)
2001	$20.29	(0.13)	(4.12)		(4.25)		--		(0.88)
Aggressive Growth Fund--Class A Shares
2000(4)	$17.62	0.08	(0.69)		(0.61)		--		--
2001	$17.01	0.03	0.64		0.67		(0.10)		(3.92)
Aggressive Growth Fund--Class B Shares
1999(3)	$10.00	--	3.20		3.20		--		(0.62)
2000	$12.58	0.13	4.64		4.77		--		(0.34)
2001	$17.01	0.02	0.63		0.65		(0.10)		(3.92)

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(2) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(3) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(4) Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(5)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(6)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.19)	$15.32	6.89%	1.11%	(7)	2.56	%(7)	--		$10,409	31%
(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$15,868	23%
(0.86)	$14.93	(1.30)%	1.01%		2.64%		0.05%		$12,135	41%
(0.49)	$14.07	(2.42)%	1.07%		2.57%		0.05%		$92,980	70%

(0.68)	$13.79	16.34%	1.11%		2.73%		--		$83,073	34%
(0.78)	$15.32	17.49%	1.25%		2.42%		--		$112,260	31%
(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.82)	$14.92	(1.54)%	1.26%		2.39%		0.05%		$157,419	41%
(0.45)	$14.06	(2.68)%	1.31%		2.32%		0.05%		$58,086	70%

(0.11)	$17.28	0.50%	1.06%	(7)	1.29	%(7)	--		$157,990	63%
(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%
(0.22)	$13.94	(6.96)%	0.98%		1.41%		0.05%		$214,667	128%

(0.87)	$16.18	24.08%	1.04%		1.50%		--		$152,531	31%
(0.63)	$17.27	11.00%	1.11%		1.24%		--		$47,815	63%
(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$77,325	69%
(0.67)	$15.21	(0.25)%	1.21%		0.83%		0.05%		$73,215	41%
(0.18)	$13.94	(7.15)%	1.23%		1.16%		0.05%		$31,163	128%

(0.30)	$10.51	1.43%	0.84%		1.85%		0.30%		$154,185	74%
(0.30)	$10.36	1.42%	0.79%		2.32%		0.30%		$143,876	66%
(0.41)	$10.05	1.00%	0.83%	(7)	2.76	%(7)	0.30	%(7)	--	--
(0.02)	$20.08	12.85%	1.00%	(7)	0.22	%(7)	--		$246,613	41%
(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)	$20.38	(11.97)%	0.92%		(0.28)%		0.05%		$294,824	37%
(0.88)	$15.27	(21.59)%	1.02%		(0.09)%		0.05%		$306,923	47%

(0.83)	$16.89	22.37%	1.01%		0.45%		--		$275,006	40%
(1.83)	$20.08	33.81%	1.08%		0.12%		--		$140,922	41%
(1.73)	$23.49	27.07%	1.19%		(0.20)%		0.05%		$320,921	20%
(0.42)	$20.29	(12.13)%	1.17%		(0.53)%		0.05%		$321,305	37%
(0.88)	$15.16	(21.79)%	1.27%		(0.34)%		0.05%		$138,655	47%

--	$17.01	(3.46)%	0.98%	(7)	1.07	%(7)	--		$101,056	118%
(4.02)	$13.66	3.91%	1.07%		0.24%		--		$144,726	81%

(0.62)	$12.58	33.17%	1.19%	(7)	(0.11	)%(7)	--		$95,992	64%
(0.34)	$17.01	38.66%	0.98%		0.55%		--		$83,204	118%
(4.02)	$13.64	3.76%	1.24%		0.05%		--		$47,901	81%

(5) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(6) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(7) Computed on an annualized basis.

Regions Morgan Keegan Select Funds

Combined Notes to Financial Statements

NOVEMBER 30, 2001

(1) ORGANIZATION

Regions Morgan Keegan Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") at November 30, 2001, which are presented herein:

Portfolio Name	;	Investment Objective
Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund")		Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio limited to short-term U.S. treasury obligations.

Regions Morgan Keegan Select Limited Maturity Government Fund ("Limited Maturity Government Fund")		Current income. The Fund pursues its objective by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund")		Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Morgan Keegan Select Balanced Fund ("Balanced Fund")		Total return through capital appreciation, dividends, and interest. The Fund pursues its objective by investing primarily in a diversified portfolio of common and preferred stocks, fixed-income securities, and convertible securities.

Regions Morgan Keegan Select Value Fund ("Value Fund")		Income and growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of income-producing equity securities such as common and preferred stock, warrants, and securities (including debt securities) convertible into common stocks.

Regions Morgan Keegan Select Growth Fund ("Growth Fund")		Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $5 billion or more.

Regions Morgan Keegan Select Aggressive Growth Fund ("Aggressive Growth Fund")		Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $5 billion or less.

The Funds offer both Class A Shares (formerly Trust Shares) and Class B Shares (formerly Investment Shares). Class B Shares are identical in all respects to Class A Shares, except the Class B Shares impose a contingent deferred sales charge and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and have a Shareholder Services Agreement. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective December 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating loss. The following reclassifications were made to the financial statements:

Fund	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Growth Fund	$(1,103,446)	$1,108,287	$(4,841)

Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At November 30, 2001, Fixed Income Fund, Value Fund, Growth Fund and Aggressive Growth Fund, for federal tax purposes, had capital loss carryforwards of $2,199,500, $19,121,364, $67,921,401 and $3,036,764, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Pursuant to the Code, such capital loss carryforwards will expire as follow:

Fund	Expiring in 2008	Expiring in 2009
Fixed Income Fund	$ 2,199,500	--
Value Fund	$14,840,154	$ 4,281,210
Growth Fund	--	$67,921,401
Aggressive Growth Fund	--	$ 3,036,764

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

	Treasury Money Market Fund
Class A Shares	Year Ended November 30, 2001	Year Ended November 30, 2000
Shares sold	778,266,884	626,164,969
Shares issued to shareholders in payment of distributions declared	2,666,858	3,075,018
Shares redeemed	(627,717,566)	(585,921,743)

Net change resulting from Class A Share transactions	153,216,176	43,318,244

	Treasury Money Market Fund
Class B Shares	Year Ended November 30, 2001	Year Ended November 30, 2000
Shares sold	303,768,746	415,192,649
Shares issued to shareholders in payment of distributions declared	4,223,377	4,330,003
Shares redeemed	(319,198,710)	(413,994,437)

Net change resulting from Class B Share transactions	(11,206,587)	5,528,215

Net change resulting from Fund Share transactions	142,009,589	48,846,459

		Limited Maturity Government Fund
;	;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares		Shares	Dollars	Shares	Dollars
Shares sold		7,098,573	$72,885,743	2,088,252	$20,524,853
Shares issued to shareholders in payment of distributions declared		36,170	372,025	--	--
Shares redeemed		(1,833,116)	(18,628,545)	(1,935,880)	(19,029,296)

Net change resulting from Class A Share transactions		5,301,627	$54,629,223	152,372	$1,495,557

		Limited Maturity Government Fund
;		Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares		Shares	Dollars	Shares	Dollars
Shares sold		2,068,017	$21,086,719	1,298,379	$12,763,838
Shares issued to shareholders in payment of distributions declared		162,995	1,663,427	165,296	1,625,027
Shares redeemed		(5,372,893)	(55,297,614)	(1,664,553)	(16,356,812)

Net change resulting from Class B Share transactions		(3,141,881)	$(32,547,468)	(200,878)	$(1,967,947)

Net change resulting from Fund Share transactions		2,159,746	$22,081,755	(48,506)	$(472,390)

	Fixed Income Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	6,343,987	$67,892,854	4,072,485	$40,837,846
Shares issued to shareholders in payment of distributions declared	115,633	1,244,440	29	298
Shares redeemed	(4,108,212)	(43,541,267)	(5,424,410)	(54,388,901)

Net change resulting from Class A Share transactions	2,351,408	$25,596,027	(1,351,896)	$(13,550,757)

	Fixed Income Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	3,084,201	$32,741,776	2,168,342	$21,777,910
Shares issued to shareholders in payment of distributions declared	143,908	1,532,823	103,554	1,039,912
Shares redeemed	(5,356,539)	(57,566,154)	(1,797,762)	(18,046,731)

Net change resulting from Class B Share transactions	(2,128,430)	$(23,291,555)	474,134	$4,771,091

Net change resulting from Fund Share transactions	222,978	$2,304,472	(877,762)	$(8,779,666)

	Balanced Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	5,978,575	$84,135,952	145,526	$2,266,795
Shares issued to shareholders in payment of distributions declared	8,767	120,080	--	--
Shares redeemed	(191,357)	(2,735,856)	(326,659)	(5,074,938)

Net change resulting from Class A Share transactions	5,795,985	$81,520,176	(181,133)	$(2,808,143)

	Balanced Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,675,614	$24,194,651	1,844,715	$28,602,126
Shares issued to shareholders in payment of distributions declared	325,466	4,597,416	528,644	8,247,326
Shares redeemed	(8,417,518)	(118,544,863)	(2,291,963)	(35,416,744)

Net change resulting from Class B Share transactions	(6,416,438)	$(89,752,796)	81,396	$1,432,708

Net change resulting from Fund Share transactions	(620,453)	$(8,232,620)	(99,737)	$(1,375,435)

	Value Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	4,606,333	$66,101,535	3,264,531	$49,904,898
Shares issued to shareholders in payment of distributions declared	60,067	822,018	--	--
Shares redeemed	(1,913,712)	(28,126,580)	(3,504,156)	(53,238,540)

Net change resulting from Class A Share transactions	2,752,688	$38,796,973	(239,625)	$(3,333,642)

	Value Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,453,230	$21,636,788	1,937,743	$29,360,640
Shares issued to shareholders in payment of distributions declared	51,457	724,207	145,378	2,223,524
Shares redeemed	(4,082,317)	(57,516,436)	(2,127,629)	(32,417,460)

Net change resulting from Class B Share transactions	(2,577,630)	$(35,155,441)	(44,508)	$(833,296)

Net change resulting from Fund Share transactions	175,058	$3,641,532	(284,133)	$(4,166,938)

	Growth Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	8,163,238	$128,939,534	2,329,858	$56,140,302
Shares issued to shareholders in payment of distributions declared	1,801	34,055	--	--
Shares redeemed	(2,531,108)	(41,359,942)	(3,873,858)	(94,014,521)

Net change resulting from Class A Share transactions	5,633,931	$87,613,647	(1,544,000)	$(37,874,219)

	Growth Fund
;	Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,683,131	$45,209,916	4,885,517	$117,300,327
Shares issued to shareholders in payment of distributions declared	626,701	11,794,441	192,786	4,728,557
Shares redeemed	(9,998,434)	(154,409,978)	(2,904,829)	(69,570,284)

Net change resulting from Class B Share transactions	(6,688,602)	$(97,405,621)	2,173,474	$52,458,600

Net change resulting from Fund Share transactions	(1,054,671)	$(9,791,974)	629,474	$14,584,381

	Aggressive Growth Fund
;	Year Ended November 30, 2001		Period Ended November 30, 2000 (1)
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	6,355,889	$86,200,251	7,254,762	$128,041,381
Shares issued to shareholders in payment of distributions declared	7,749	105,849	--	--
Shares redeemed	(1,709,868)	(23,885,817)	(1,314,054)	(23,220,946)

Net change resulting from Class A Share transactions	4,653,770	$62,420,283	5,940,708	$104,820,435

	Aggressive Growth Fund
	Year Ended November 30, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	4,080,873	$55,748,166	6,778,497	$113,127,571
Shares issued in connection with the tax-free transfer of assets from the Collective Trust Fund	--	--	15,060	199,459
Shares issued to shareholders in payment of distributions declared	1,221,485	16,685,490	--	--
Shares redeemed	(6,680,793)	(90,745,255)	(9,531,335)	(165,169,836)

Net change resulting from Class B Share transactions	(1,378,435)	$(18,311,599)	(2,737,778)	$(51,842,806)

Net change resulting from Fund Share transactions	3,275,335	$44,108,684	3,202,930	$52,977,629

(1) Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--The Capital Management Group, a division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust's Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Treasury Money Market Fund	0.50%
Limited Maturity Government Fund	0.70%
Fixed Income Fund	0.75%
Balanced Fund	0.80%
Value Fund	0.80%
Growth Fund	0.80%
Aggressive Growth Fund	0.75%

Administrative Fee--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Class B Shares to finance activities intended to result in the sale of the Funds' Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	% of avg. daily net assets of each Fund's Class B Shares
Treasury Money Market Fund	0.40%
Limited Maturity Government Fund	0.25%
Fixed Income Fund	0.30%
Balanced Fund	0.30%
Value Fund	0.30%
Growth Fund	0.30%
Aggressive Growth Fund	0.30%

For the year ended November 30, 2001 the Funds did not incur a distribution services fee.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC based upon a percentage of each Fund's Class B Shares average daily net assets for the period (see below). The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Fund Name	% of avg. daily net assets of each Fund's Investment Shares
Treasury Money Market	0.25%
Limited Maturity Government Fund	0.25%
Fixed Income Fund	0.25%
Balanced Fund	0.25%
Value Fund	0.25%
Growth Fund	0.25%
Aggressive Growth Fund	0.25%

Transfer Agent and Dividend Disbursing Agent Fees--Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. Government Securities and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$21,537,306	$12,382,778
Fixed Income Fund	$17,858,400	$41,872,149
Balanced Fund	$62,848,571	$92,187,424
Value Fund	$309,252,685	$390,475,027
Growth Fund	$215,292,970	$326,811,495
Aggressive Growth Fund	$154,158,648	$131,634,900

Purchases and sales of long-term U.S. Government Securities for the year ended November 30, 2001, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$57,634,290	$51,548,015
Fixed Income Fund	$114,179,822	$101,027,947
Balanced Fund	$43,213,182	$41,752,237
Value Fund	$9,655,513	$7,478,101
Growth Fund	$15,193,249	$12,158,751

(6) FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2001, Balanced Fund, Growth Fund and Aggressive Growth Fund designated $1,294,618, $26,465,650 and $10,692,326, respectively, as long-term capital gain dividends.

(7) CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of their assets in securities of companies that are deemed by the Fund's management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities.

(8) SUBSEQUENT EVENT

Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds". As of December 1, 2001, the Trust consists of eight separate portfolios of securities (Funds) which are as follows: Regions Morgan Keegan Select Government Money Market Fund; Regions Morgan Keegan Select Treasury Money Market Fund; Regions Morgan Keegan Select Limited Maturity Government Fund; Regions Morgan Keegan Select Fixed Income Fund; Regions Morgan Keegan Select Balanced Fund; Regions Morgan Keegan Select Value Fund; Regions Morgan Keegan Select Growth Fund; and Regions Morgan Keegan Select Aggressive Growth Fund. Shares of Limited Maturity Government Fund, Fixed Income Fund, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund are offered in three classes of shares, Class A, Class B and Class C Shares (individually and collectively referred to as "Shares" as the context may require). Additionally, Shares of the Treasury Money Market Fund are offered in Class A and Class B Shares and Shares of the Government Money Market Fund are offered in Class A Shares.

Independent Auditors' Report

To the Board of Trustees and Shareholders of Regions Morgan Keegan Select Funds:

We have audited the accompanying statements of assets and liabilities of the Regions Morgan Keegan Select Funds (formerly Regions Funds) (comprising the following portfolios: Regions Morgan Keegan Select Treasury Money Market Fund, Regions Morgan Keegan Select Limited Maturity Government Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Growth Fund, and Regions Morgan Keegan Select Aggressive Growth Fund), including the portfolios of investments, as of November 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2001, and 2000, and the financial highlights for periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion of these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Regions Morgan Keegan Select Funds at November 30, 2001, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 9, 2002

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue
Chairman

Peter J. Germain
President

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Richard J. Thomas
Treasurer

Heather W. Froehlich
Vice President

Judith J. Mackin
Vice President

Gail C. Jones
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Regions Aggressive Growth Fund
Class A Shares	RAGAX	75913Q837
Class B Shares	RAGRX	75913Q845
Regions Balanced Fund Class A Shares	FPALX	75913Q209
Regions Balanced Fund Class B Shares	FPBLX	75913Q100
Regions Fixed Income Fund Class A Shares	RFIFX	75913Q803
Regions Fixed Income Fund Class B Shares	FPFTX	75913Q704
Regions Growth Fund Class A Shares	RGRAX	75913Q407
Regions Growth Fund Class B Shares	FPETX	75913Q308
Regions Limited Maturity Government Fund Class A Shares	RLMGX	75913Q852
Regions Limited Maturity Government Fund Class B Shares	FPLGX	75913Q860
Regions Treasury Money Market Fund Class A Shares	FITXX	75913Q878
Regions Treasury Money Market Fund Class B Shares	FPIXX	75913Q886
Regions Value Fund Class A Shares	RVLAX	75913Q605
Regions Value Fund Class B Shares	FPEIX	75913Q506

Federated Securities Corp., Distributor

[Logo of Regions Morgan Keegan Select Funds]

007575 (1/02) TRU 166